UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BlackRock International Index Fund
OF BLACKROCK INDEX FUNDS, INC.

ANNUAL REPORT | DECEMBER 31, 2009

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Dear Shareholder

In 2009, investors worldwide witnessed a seismic shift in market sentiment as the fear and pessimism that characterized 2008 were replaced by guarded optimism. The single most important reason for this change was the swing from a deep global recession to the beginnings of a global recovery.

At the outset of the year, markets were still reeling from 2008’s nearly unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale worldwide. Ultimately, these actions helped stabilize the financial system, and the economic contraction began to abate.

Stocks fell sharply to start 2009 as investor confidence remained low on fears of an economic depression. After touching their lows in March, stocks galloped higher as massive, coordinated global monetary and fiscal stimulus began to reflate world economies. Sidelined cash poured into the markets, triggering a dramatic and steep upward rerating of stocks and other risk assets. The financial sector and low-quality securities that had been battered most in the downturn enjoyed the sharpest recovery. The experience in international markets was similar to that seen in the United States. European stocks slightly edged out other developed markets for the year, but emerging markets were the clear winners in 2009. To some extent, this outperformance reflected the stronger recoveries in emerging economies and corporate earnings, but emerging market stocks also saw significant expansion in valuations.

The improvement in the economic backdrop was reflected in fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes for 2009 was the reversal of the flight-to-quality trade seen in 2008. As investors grew more comfortable with risk, high yield finished the year as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing, outpacing most taxable sectors. Despite fundamental challenges, the technical picture remained supportive of the asset class. Municipal fund inflows had a record-setting year; investor expectations of higher taxes boosted demand; and the Build America Bonds program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009. Notably, the program has alleviated tax-exempt supply pressure and attracted the attention of a global audience.

All told, the rebound in sentiment and global market conditions propelled virtually every major benchmark index into positive territory for both the 6- and 12-month periods, with the notable exception of Treasury bonds, which were negatively affected by rising long-term rates.

Total Returns as of December 31, 2009	6-month	12-month

US equities (S&P 500 Index)	22.59%	26.46%

Small cap US equities (Russell 2000 Index)	23.90	27.17

International equities (MSCI Europe, Australasia, Far East Index)	22.07	31.78

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.06)	(9.71)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.95	5.93

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.10	12.91

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	21.27	58.76

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment improved dramatically in the past year, but uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.346 trillion in assets* and offers clients a full complement of worldwide active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

*	Data is as of December 31, 2009.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2009	BlackRock International Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31,2009,the Fund, through its investment in Master International Index Series (the “Series”) of Quantitative Master Series LLC, underperformed the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) (Cap Weighted) Index. The MSCI EAFE (Cap Weighted) Index is a free-float adjusted, market-capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

•	Returns for the Fund’s respective share classes differ from the benchmark based on individual share class expenses.

Describe the market environment.

•

International equity markets experienced a dramatic recovery during 2009, with the MSCI EAFE (Cap Weighted) Index gaining 31.78% for the year. The declines that plagued 2008 continued in the early months of the year as investor confidence remained depressed on fears of a deep recession. However, as the risk of further collapse in global markets loomed, governments implemented fiscal stimulus packages on an unprecedented scale worldwide, which succeeded in somewhat stabilizing the global economy. As signs of a slowdown in economic contraction emerged, investors returned to risk assets and relished the opportunity to purchase companies at generationally low valuations. There was distinct sector leadership during most of the rebound as cyclical sectors outperformed. However, in the fourth quarter, returns broadened out as investors locked in profits and focused more on stock-specific factors.

•

From a global sector perspective, materials, financials and consumer discretionary emerged as the best performers, while utilities, telecommunication services and health care posted comparatively smaller gains. At the country level, Norway, Australia and Singapore were on top, while Japan, Finland and Ireland posted the lowest returns for the period.

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	In keeping with its investment objective, the Series remains positioned to match the risk characteristics of its benchmark, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative instruments, including financial futures contracts and foreign currency exchange contracts as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

4	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the equity securities included in the MSCI EAFE (Cap Weighted) Index and other types of financial instruments.

[3]

This unmanaged capitalization weighted index is a free-float adjusted, market-capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended December 31, 2009

		Average Annual Total Returns[4]
	6-Month Total Returns
		1 Year	5 Years	10 Years

Institutional	21.18%	28.38%	3.14%	0.32%
Investor A	21.05	28.00	2.85	0.06
MSCI EAFE (Cap Weighted) Index	22.07	31.78	3.54	1.17

[4]	Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees.

Past performance is not indicative of future results.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator reimbursed a portion of the Fund’s fee. Without such reimbursement, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on July 1, 2009 and held through December 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$1,211.80	$2.84	$1,000	$1,022.63	$2.60
Investor A	$1,000	$1,210.50	$4.29	$1,000	$1,021.32	$3.92

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.51% for Institutional and 0.77% for Investor A), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Statement of Assets and Liabilities	BlackRock International Index Fund

December 31, 2009

Assets

Investment at value — Master International Index Series (the “Series”) (cost — $255,164,383)	$250,979,442
Capital shares sold receivable	324,906
Prepaid expenses	12,122

Total assets	251,316,470

Liabilities

Capital shares redeemed payable	299,324
Administration fees payable	72,009
Service fees payable	34,403
Contributions payable to the Series	25,582
Other affiliates payable	2,956
Officer’s fees payable	30
Other accrued expenses payable	29,651
Total liabilities	463,955

Net Assets	$250,852,515

Net Assets Consist of

Paid-in capital	$275,922,606
Undistributed net investment income	1,120,122
Accumulated net realized loss allocated from the Series	(22,005,272)
Net unrealized appreciation/depreciation allocated from the Series	(4,184,941)

Net Assets	$250,852,515

Net Asset Value

Institutional — Based on net assets of $89,888,782 and 8,194,534 shares outstanding, 125 million shares authorized, $0.0001 par value	$10.97

Investor A — Based on net assets of $160,963,733 and 14,754,498 shares outstanding, 125 million shares authorized, $0.0001 par value	$10.91

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	7

Statement of Operations	BlackRock International Index Fund

Year Ended December 31, 2009

Investment Income

Net investment income allocated from the Series:
Dividends	$7,083,387
Foreign taxes withheld	(664,560)
Income — affiliated	6,177
Expenses	(196,183)

Total income	6,228,821

Expenses

Administration	721,423
Service — Investor A	345,904
Transfer agent — Institutional	34,528
Transfer agent — Investor A	63,238
Printing	56,303
Registration	38,418
Professional	24,448
Officer	97
Miscellaneous	9,945

Total expenses	1,294,304

Net investment income	4,934,517

Realized and Unrealized Gain Allocated from the Series

Net realized gain from investments, in-kind redemptions, financial futures contracts and foreign currency transactions	14,623,210
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency transactions	31,049,900

Total realized and unrealized gain	45,673,110

Net Increase in Net Assets Resulting from Operations	$50,607,627

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Statements of Changes in Net Assets	BlackRock International Index Fund

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2009	2008

Operations

Net investment income	$4,934,517	$9,114,716
Net realized gain (loss)	14,623,210	(13,912,767)
Net change in unrealized appreciation/depreciation	31,049,900	(156,376,351)

Net increase (decrease) in net assets resulting from operations	50,607,627	(161,174,402)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(2,060,309)	(3,141,391)
Investor A	(3,415,709)	(3,858,639)
Net realized gain:
Institutional	—	(373,410)
Investor A	—	(514,178)

Decrease in net assets resulting from dividends and distributions to shareholders	(5,476,018)	(7,887,618)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(21,041,425)	22,648,676

Redemption Fee

Redemption fee	1,294	12,292

Net Assets

Total increase (decrease) in net assets	24,091,478	(146,401,052)
Beginning of year	226,761,037	373,162,089

End of year	$250,852,515	$226,761,037

Undistributed (distributions in excess of) net investment income	$1,120,122	$(110,880)

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	9

Financial Highlights	BlackRock International Index Fund

	Institutional					Investor A

	Year Ended December 31,					Year Ended December 31,

	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$8.75	$15.73	$15.14	$12.47	$11.19	$8.71	$15.65	$15.07	$12.41	$11.15

Net investment income[1]	0.23	0.40	0.39	0.32	0.23	0.21	0.36	0.34	0.29	0.21
Net realized and unrealized gain (loss)[2]	2.25	(7.03)	1.16	2.92	1.24	2.23	(6.98)	1.16	2.91	1.21

Net increase (decrease) from investment operations	2.48	(6.63)	1.55	3.24	1.47	2.44	(6.62)	1.50	3.20	1.42

Dividends and distributions from:
Net investment income	(0.26)	(0.31)	(0.47)	(0.37)	(0.19)	(0.24)	(0.28)	(0.43)	(0.34)	(0.16)
Net realized gain	—	(0.04)	(0.49)	(0.20)	—	—	(0.04)	(0.49)	(0.20)	—

Total dividends and distributions	(0.26)	(0.35)	(0.96)	(0.57)	(0.19)	(0.24)	(0.32)	(0.92)	(0.54)	(0.16)

Net asset value, end of year	$10.97	$8.75	$15.73	$15.14	$12.47	$10.91	$8.71	$15.65	$15.07	$12.41

Total Investment Return[3]

Based on net asset value	28.38%	(42.24)%	10.28%	26.09%	13.19%	28.00%	(42.41)%	9.98%	25.85%	12.81%

Ratios to Average Net Assets[4]

Total expenses	0.54%	0.54%	0.54%	0.52%	0.56%	0.79%	0.79%	0.79%	0.78%	0.81%

Total expenses after fees waived	0.54%	0.54%	0.54%	0.47%	0.55%	0.79%	0.79%	0.79%	0.72%	0.80%

Net investment income	2.43%	3.11%	2.37%	2.31%	1.98%	2.27%	2.83%	2.11%	2.11%	1.84%

Supplemental Data

Net assets, end of year (000)	$89,889	$90,688	$158,740	$133,267	$90,157	$160,964	$136,073	$214,422	$197,524	$160,177

Portfolio turnover of the Series	30%	30%	30%	23%	11%	30%	30%	30%	23%	11%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Notes to Financial Statements	BlackRock International Index Fund

1. Organization and Significant Accounting Policies:

BlackRock International Index Fund (the “Fund”), is a series of BlackRock Index Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the “Series”) of Quantitative Master Series LLC, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at December 31, 2009 was 33.5%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Summary Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers two classes of shares. Institutional and Investor A Shares are generally sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the Fund’s investment in the Series was classified as Level 2. More relevant disclosure regarding fair value measurements relates to the Series, which is disclosed in the Series’ Summary Schedule of Investments included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	11

Notes to Financial Statements (continued)	BlackRock International Index Fund

occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of the Fund, has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.34% of the average daily value of the Fund’s net assets.

The Administrator has entered into a voluntary arrangement with the Fund under which the annual operating expenses incurred by the Fund will not exceed 0.65% for Institutional Shares and 0.90% for Investor A Shares. The Administrator may discontinue the voluntary waiver at any time.

The Fund has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL an ongoing service fee with respect to Investor A Shares. The fee is accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing services to Investor A shareholders.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings; as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended December 31, 2009, the Fund reimbursed the Administrator the following amounts for costs incurred running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Call Center Fees

Institutional	$233
Investor A	$1,392

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31,

12	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Notes to Financial Statements (concluded)	BlackRock International Index Fund

2009 attributable to foreign currency transactions, the sale of stock of passive foreign investment companies, in-kind withdrawals and non-deductible expenses were reclassified to the following accounts:

Undistributed net investment income		$1,772,503
Accumulated net realized loss allocated from the Series		$(20,555,923)
Paid-in capital		$18,783,420

The tax character of distributions paid during the fiscal years ended December 31, 2009 and 2008 was as follows:

	12/31/09	12/31/08

Distributions paid from:
Ordinary income	$5,476,018	$7,339,400
Long-term capital gains	—	548,218

Total distributions	$5,476,018	$7,887,618

As of December 31, 2009, the tax components of accumulated net losses were as follows:

Undistributed ordinary income	$1,703,466
Capital loss carryforwards	(11,982,215)
Net unrealized losses*	(14,791,342)

Total	$(25,070,091)

*

The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the deferral of post-October capital losses for tax purposes and other temporary differences.

As of December 31, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,

2016	$5,386,029
2017	6,596,186

Total	$11,982,215

4. Capital Share Transactions:
Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2009		Year Ended December 31, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares sold	3,126,704	$28,967,135	4,458,355	$56,175,918
Shares issued to shareholders in reinvestment of dividends and distributions	162,438	1,769,615	371,254	3,396,692

Total issued	3,289,142	30,736,750	4,829,609	59,572,610
Shares redeemed	(5,453,597)	(45,691,682)	(4,564,007)	(55,989,421)

Net increase (decrease)	(2,164,455)	$(14,954,932)	265,602	$3,583,189

Investor A

Shares sold	2,365,417	$21,951,884	3,811,876	$43,249,950
Shares issued to shareholders in reinvestment of dividends and distributions	310,951	3,361,868	472,470	4,314,568

Total issued	2,676,368	25,313,752	4,284,346	47,564,518
Shares redeemed	(3,543,706)	(31,400,245)	(2,366,852)	(28,499,031)

Net increase (decrease)	(867,338)	$(6,086,493)	1,917,494	$19,065,487

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through February 26, 2010, the date the financials statements were issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	13

Report of Independent Registered Public Accounting Firm	BlackRock International Index Fund

To the Shareholders and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, of BlackRock International Index Fund, one of the series constituting BlackRock Index Funds, Inc., (the “Fund”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock International Index Fund of BlackRock Index Funds, Inc. as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2010

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary distributions paid by BlackRock International Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2009:

	Payable Date

	7/24/09	12/17/09

Qualified Dividend Income for Individuals[1,2]	100%	100%
Foreign Source Income[2]	100%	89.21%
Foreign Taxes Paid Per Share[3]	$0.005669	$0.025728

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

14	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Portfolio Information	Master International Index Series

As of December 31, 2009

Ten Largest Holdings	Percent of Long-Term Investments

HSBC Holdings Plc	2%
BP Plc	2
Nestlé SA, Registered Shares	2
Total SA	1
Banco Santander SA	1
BHP Billiton Ltd.	1
Roche Holding AG	1
Toyota Motor Corp.	1
Vodafone Group Plc	1
Novartis AG, Registered Shares	1

Geographic Allocation	Percent of Long-Term Investments

United Kingdom	21%
Japan	21
France	11
Australia	8
Switzerland	8
Germany	8
Spain	5
Italy	3
Netherlands	3
Sweden	2
Hong Kong	2
Singapore	2
Other[1]	6

[1]	Other includes a 1% holding in each of the following countries: Belgium, Denmark, Finland, Greece, Luxembourg and Norway.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	15

Summary Schedule of Investments December 31, 2009	Master International Index Series (Percentages shown are based on Net Assets)

This summary schedule of investments is presented to help investors focus on the Series’ principal holdings. It includes the Series’ 50 largest holdings, each investment of any issuer that exceeds 1% of the Series’ net assets and affiliated issues. “Other Securities” represents all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Country	Common Stocks	Shares	Value	Percent

Australia	Australia & New Zealand Banking Group Ltd.	175,062	$3,567,483	0.5%
	BHP Billiton Ltd.	235,856	9,025,412	1.2
	Commonwealth Bank of Australia Ltd.	108,214	5,283,200	0.7
	National Australia Bank Ltd.	146,693	3,579,900	0.5
	Westpac Banking Corp.	205,646	4,645,276	0.6
	Other Securities		33,587,838	4.5

			59,689,109	8.0

Austria	Other Securities		2,469,114	0.3

Belgium	Other Securities		7,170,804	1.0

Bermuda	Other Securities		695,365	0.1

Cayman Islands	Other Securities		352,666	0.1

Denmark	Other Securities		6,569,630	0.9

Finland	Nokia Oyj	260,135	3,363,540	0.4
	Other Securities		4,931,862	0.7

			8,295,402	1.1

France	BNP Paribas SA	66,723	5,292,332	0.7
	France Telecom SA	127,575	3,187,876	0.4
	GDF Suez	87,797	3,803,453	0.5
	Sanofi-Aventis	73,274	5,762,470	0.8
	Société Générale SA	43,036	2,990,138	0.4
	Total SA	148,344	9,528,118	1.3
	Other Securities		45,852,337	6.1

			76,416,724	10.2

Germany	Allianz AG, Registered Shares	32,101	3,979,237	0.5
	BASF SE	65,061	4,026,667	0.5
	Bayer AG	57,376	4,591,427	0.6
	DaimlerChrysler AG	62,353	3,321,145	0.5
	E.ON AG	133,923	5,621,288	0.8
	Siemens AG	57,947	5,317,843	0.7
	Other Securities		29,842,346	4.0

			56,699,953	7.6

Greece	Other Securities		3,857,171	0.5

Hong Kong	Other Securities		16,607,378	2.2

Ireland	Other Securities		2,055,882	0.3

Italy	Eni SpA	182,935	4,658,582	0.6
	UniCredit SpA	977,959	3,270,057	0.4
	Other Securities		16,350,598	2.2

			24,279,237	3.2

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Summary Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

See Notes to Financial Statements.

16	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Summary Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value	Percent

Japan	Canon, Inc.	75,500	$3,211,655	0.4%
	Honda Motor Co., Ltd.	116,800	3,962,872	0.5
	Mitsubishi UFJ Financial Group, Inc.	891,774	4,392,688	0.6
	Toyota Motor Corp.	207,800	8,761,048	1.2
	Other Securities		127,639,885	17.1

			147,968,148	19.8

Kazakhstan	Other Securities		257,020	0.0

Luxembourg	Other Securities		3,998,531	0.5

Netherlands	Unilever NV	115,438	3,757,134	0.5
	Other Securities		15,736,687	2.1

			19,493,821	2.6

New Zealand	Other Securities		808,698	0.1

Norway	Other Securities		5,390,433	0.7

Portugal	Other Securities		2,310,358	0.3

Singapore	Other Securities		11,172,972	1.5

Spain	Banco Bilbao Vizcaya Argentaria SA	246,340	4,489,549	0.6
	Banco Santander SA	573,683	9,479,911	1.3
	Telefonica SA	295,654	8,275,065	1.1
	Other Securities		10,904,494	1.4

			33,149,019	4.4

Sweden	Other Securities		17,420,607	2.3

Switzerland	ABB Ltd.	160,090	3,084,827	0.4
	Credit Suisse Group AG	82,164	4,070,517	0.5
	Nestlé SA, Registered Shares	256,418	12,444,897	1.7
	Novartis AG, Registered Shares	154,654	8,445,538	1.1
	Roche Holding AG	52,024	8,896,774	1.2
	UBS AG	264,485	4,118,620	0.6
	Other Securities		16,784,756	2.2

			57,845,929	7.7

United Kingdom	Anglo American Plc (a)	92,120	3,989,485	0.5
	AstraZeneca Plc	101,396	4,765,323	0.6
	BG Group Plc	235,247	4,247,679	0.6
	BHP Billiton Plc	154,491	4,925,163	0.7
	BP Plc	1,311,741	12,666,379	1.7
	Barclays Plc	798,732	3,519,574	0.5
	British American Tobacco Plc	139,745	4,536,580	0.6
	Diageo Plc	174,907	3,051,444	0.4
	GlaxoSmithKline Plc	362,949	7,696,642	1.0
	HSBC Holdings Plc	1,213,396	13,842,812	1.9
	Rio Tinto Plc, Registered Shares	95,402	5,151,391	0.7
	Royal Dutch Shell Plc	248,191	7,510,303	1.0
	Royal Dutch Shell Plc, Class B	188,629	5,493,474	0.7
	Standard Chartered Plc	140,697	3,552,016	0.5
	Tesco Plc	555,601	3,832,965	0.5
	Vodafone Group Plc	3,680,257	8,522,398	1.1
	Other Securities		56,091,237	7.5

			153,394,865	20.5

	Total Common Stocks		718,368,836	95.9

	Preferred Securities

	Preferred Stocks

Germany	Other Securities		1,729,654	0.2

	Total Preferred Securities		1,729,654	0.2

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	17

Summary Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Country	Rights	Shares	Value	Percent

Australia	Other Securities		$7,718	0.0%

Belgium	Other Securities		3	0.0

Japan	Other Securities		—	0.0

	Total Rights		7,721	0.0

	Warrants (b)

France	Other Securities		1,617	0.0

Italy	Other Securities		3,743	0.0

	Total Warrants		5,360	0.0

	Total Long-Term Securities (Cost — $716,040,453)		720,111,571	96.1

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17% (c)(d)	6,620,218	6,620,218	0.9

	Total Short-Term Securities (Cost — $6,620,218)		6,620,218	0.9

	Total Investments (Cost — $722,660,671*)		726,731,789	97.0
	Other Assets Less Liabilities		22,548,127	3.0

	Net Assets		$749,279,916	100.0%

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$755,115,777

Gross unrealized appreciation	$84,372,030
Gross unrealized depreciation	(112,756,018)

Net unrealized depreciation	$(28,383,988)

(a)	Non-income producing security.

(b)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$6,620,218	$18,139
BlackRock Liquidity Series, LLC Cash Sweep Series	$(11,259,665)	$3,568

(d)	Represents the current yield as of report date.

See Notes to Financial Statements.

18	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Summary Schedule of Investments (continued)	Master International Index Series

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

2	Hang Seng Index Futures	Hong Kong	January 2010	$277,554	$5,225
97	OMXS30 Index Futures	Stockholm	January 2010	$1,301,611	(10,248)
146	DJ Euro Stoxx 50	Eurex	March 2010	$6,046,911	173,425
79	FTSE 100 Index Futures	LIFFE	March 2010	$6,742,774	98,525
25	SPI 200 Index Futures	Sydney	March 2010	$2,624,954	114,137
75	TOPIX Index Futures	Tokyo	March 2010	$7,158,072	125,710

Total					$506,774

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	401,000	USD	574,112	UBS AG	1/04/10	$741
GBP	246,000	USD	397,612	UBS AG	1/04/10	(274)
JPY	40,968,000	USD	440,185	UBS AG	1/04/10	(308)
AUD	315,000	USD	287,457	Brown Brothers Harriman & Co.	1/15/10	(4,942)
EUR	8,980,000	USD	13,243,561	Goldman Sachs International	1/15/10	(370,429)
EUR	2,830,000	USD	4,238,803	UBS AG	1/15/10	(181,903)
GBP	5,700,000	USD	9,352,215	Goldman Sachs International	1/15/10	(146,362)
GBP	100,000	USD	162,387	UBS AG	1/15/10	(881)
JPY	513,770,000	USD	5,700,111	Goldman Sachs International	1/15/10	(183,271)
JPY	195,255,000	USD	2,168,918	UBS AG	1/15/10	(72,278)
SEK	6,150,000	USD	865,368	Brown Brothers Harriman & Co.	1/15/10	(5,709)
USD	276,649	AUD	315,000	UBS AG	1/15/10	(5,866)
USD	3,718,021	EUR	2,552,000	Goldman Sachs International	1/15/10	59,643
USD	10,939,441	EUR	7,340,000	UBS AG	1/15/10	417,304
USD	1,709,400	GBP	1,050,000	Goldman Sachs International	1/15/10	13,585
USD	3,689,929	GBP	2,265,000	UBS AG	1/15/10	31,814
USD	564,052	JPY	50,020,000	Goldman Sachs International	1/15/10	26,940
USD	4,725,345	JPY	414,175,000	UBS AG	1/15/10	277,952
USD	149,693	SEK	1,095,000	Brown Brothers Harriman & Co.	1/15/10	(3,369)

Total						$(147,613)

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	19

Summary Schedule of Investments (concluded)	Master International Index Series

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Belgium	$175
Cayman Islands	149,097
France	1,617
Italy	3,743
Japan	90,791
Norway	158,756
Singapore	148,258
Spain	4,771
Switzerland	486,802
Short-Term Securities	6,620,218

Total Level 1	7,664,228

Level 2
Long-Term Investments:
Australia	59,696,816
Austria	2,469,114
Belgium	7,170,629
Bermuda	695,365
Cayman Islands	203,569
Denmark	6,569,630
Finland	8,295,402
France	76,416,724
Germany	58,429,607
Greece	3,857,171
Hong Kong	16,607,378
Ireland	2,055,881
Italy	24,279,237
Japan	147,877,357
Kazakhstan	257,020
Luxembourg	3,998,531
Netherlands	19,493,821
New Zealand	808,698

Valuation Inputs (concluded)	Investments in Securities

Assets

Norway	$5,231,677
Portugal	2,310,358
Singapore	11,024,714
Spain	33,144,248
Sweden	17,420,607
Switzerland	57,359,127
United Kingdom	153,394,865

Total Level 2	719,067,546

Level 3
Long-Term Investments:
Australia	11
Belgium	3
Ireland	1

Total Level 3	15

Total	$726,731,789

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$517,022	$(10,248)
Level 2	827,979	(975,592)
Level 3	—	—

Total	$1,345,001	$(985,840)

[1]	Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Balance, as of December 31, 2008	$26,500
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation[2]	(1,493)
Net purchases (sales)	12
Net transfers in/out of level 3	(25,004)

Balance, as of December 31, 2009	$15

[2]

Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations. The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $12.

See Notes to Financial Statements.

20	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Statement of Assets and Liabilities	Master International Index Series

December 31, 2009

Assets

Investments at value — unaffiliated (cost — $716,040,453)	$720,111,571
Investments at value — affiliated (cost — $6,620,218)	6,620,218
Unrealized appreciation on foreign currency exchange contracts	827,979
Cash	309,308
Foreign currency at value (cost — $14,506,460)	14,449,072
Cash pledged for financial futures contracts	4,451,000
Dividends receivable	3,614,124
Contributions receivable from investors	100,427
Investments sold receivable	14,346
Prepaid expenses	62,805

Total assets	750,560,850

Liabilities

Unrealized depreciation on foreign currency exchange contracts	975,592
Margin variation payable	138,091
Investments purchased payable	17,274
Investment advisory fees payable	5,922
Other affiliates payable	4,302
Directors’ fees payable	449
Other accrued expenses payable	137,193
Other liabilities	2,111

Total liabilities	1,280,934

Net Assets	$749,279,916

Net Assets Consist of

Investors’ capital	$744,745,518
Net unrealized appreciation/depreciation	4,534,398

Net Assets	$749,279,916

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	21

Statement of Operations	Master International Index Series

Year Ended December 31, 2009

Investment Income

Dividends	$25,323,037
Foreign taxes withheld	(2,351,811)
Income — affiliated	21,707

Total income	22,992,933

Expenses

Custodian	216,809
Accounting services	159,506
Pricing	117,648
Professional	79,487
Investment advisory	74,764
Directors	26,110
Printing	2,419
Miscellaneous	29,749

Total expenses	706,492
Less fees waived by advisor	(18,879)

Total expenses after fees waived	687,613

Net investment income	22,305,320

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(68,061,699)
In-kind redemptions	63,030,935
Financial futures contracts	3,356,669
Foreign currency transactions	2,194,635

520,540

Net change in unrealized appreciation/depreciation on:
Investments	184,556,567
Financial futures contracts	102,377
Foreign currency transactions	(530,150)

184,128,794

Total realized and unrealized gain	184,649,334

Net Increase in Net Assets Resulting from Operations	$206,954,654

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Statements of Changes in Net Assets	Master International Index Series

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2009	2008

Operations

Net investment income	$22,305,320	$33,039,462
Net realized gain (loss)	520,540	(52,309,895)
Net change in unrealized appreciation/depreciation	184,128,794	(468,096,168)

Net increase (decrease) in net assets resulting from operations	206,954,654	(487,366,601)

Capital Transactions

Proceeds from contributions	359,210,927	589,551,495
Value of withdrawals	(523,005,063)	(539,237,057)

Net increase (decrease) in net assets derived from capital transactions	(163,794,136)	50,314,438

Net Assets

Total increase (decrease) in net assets	43,160,518	(437,052,163)
Beginning of year	706,119,398	1,143,171,561

End of year	$749,279,916	$706,119,398

Financial Highlights	Master International Index Series

	Year Ended December 31,

	2009	2008	2007	2006	2005

Total Investment Return

Total investment return	28.99%	(41.94)%	10.80%	26.61%	13.64%

Ratios to Average Net Assets

Total expenses	0.09%	0.11%	0.10%	0.11%	0.10%

Total expenses after fees waived	0.09%	0.10%	0.09%	0.10%	0.10%

Net investment income	2.98%	3.54%	2.86%	2.70%	2.53%

Supplemental Data

Net assets, end of year (000)	$749,280	$706,119	$1,143,172	$829,986	$523,155

Portfolio turnover	30%	30%	30%	23%	11%

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	23

Notes to Financial Statements	Master International Index Series

1. Organization and Significant Accounting Policies:

Master International Index Series (the “Series”), a non-diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: The Series’ policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such instruments used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such instruments and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Preferred Stock: The Series may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts and financial futures contracts) the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid

24	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Notes to Financial Statements (continued)	Master International Index Series

securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as of reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remain open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Series’ financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity and foreign currency exchange rate risks. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Series may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparties. The ISDA Master Agreement allows the Series to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty nonperformance. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Series’ maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Series. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is minimal

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	25

Notes to Financial Statements (continued)	Master International Index Series

because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts to gain exposure to, or economically hedge against, changes in the value of interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Derivative Instruments Categorized by Risk Exposure:

Values of Derivative Instruments as of December 31, 2009

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$827,979	Unrealized depreciation on foreign currency exchange contracts	$975,592

Equity contracts*	Net unrealized appreciation/ depreciation	$517,022	Net unrealized appreciation/ depreciation	$10,248

*

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Summary Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Year Ended December 31, 2009

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Foreign Currency Exchange Contracts

Foreign currency transactions	—	$3,045,619
Equity contracts	$3,356,669	—

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Foreign Currency Exchange Contracts

Foreign currency transactions	—	$(444,129)
Equity contracts	$102,377	—

For the year ended December 31, 2009, the average derivative activity was as follows:

Futures:
Average number of contracts	537
Average value	$447,752
Foreign currency exchange contracts:
Average number of contracts	81
Average US dollar amount	$43,305,771

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.12% of the average daily value of the Series’ net assets. This arrangement has a one-year term and is renewable. For the year ended December 31, 2009,

26	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Notes to Financial Statements (concluded)	Master International Index Series

the Series waived $14,094, which is included in fees waived by advisor in the Statement of Operations.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. For the year ended December 31, 2009, the Series waived $4,785, which is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, with respect to the Series under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the year ended December 31, 2009, the Series reimbursed the Manager $15,780 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009, were $210,297,699 and $355,604,095, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the year ended December 31, 2009.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Summary Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance.

As of December 31, 2009, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	14%
Oil, Gas & Consumable Fuels	8
Pharmaceuticals	7
Metals & Mining	6
Other*	65

*	All other industries held were each less than 5% of long-term investments.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series’ financial statements through February 24, 2010, the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	27

Report of Independent Registered Public Accounting Firm	Master International Index Series

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master International Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series of Quantitative Master Series LLC as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 24, 2010

28	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 106 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 106 Portfolios	A. P. Pharma, Inc. (specialty pharmaceuticals)

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	29

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 106 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 106 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a director for the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows directors as joining the Corporation/Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Directors[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.

			173 RICs consisting of 304 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			173 RICs consisting of 304 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Corporation/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

30	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Corporation/Master LLC Officers[1]

Anne F. Ackerley 55 East 52nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard B. Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Corporation/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Corporation/Master LLC’s Officers and Directors is available in the Corporation/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Custodian

JPMorgan Chase
Bank, N.A.
Brooklyn, NY 11245

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank
and Trust Company
Princeton, NJ 08540

Distributor

BlackRock
Investments, LLC
New York, NY 10022

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund

100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	31

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Series files its complete schedule of portfolio holdings with the SEC or the first and third quarters of its fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

32	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009	33

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

34	BLACKROCK INTERNATIONAL INDEX FUND	DECEMBER 31, 2009

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 2-12/09

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$6,800	$6,800	$0	$0	$6,100	$6,100	$1,028	$1,049
Master International Index Series of Quantitative Master Series LLC	$35,700	$35,300	$0	$0	$17,000	$17,000	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

           The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

           Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Index Fund of BlackRock Index Funds, Inc.	$414,628	$412,149
Master International Index Series of Quantitative Master Series LLC	$424,500	$422,000

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) Master International Index Series - Schedule of Investments

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 8.0%	AGL Energy Ltd.	32,318	$406,212
	AMP Ltd.	134,396	811,796
	AXA Asia Pacific Holdings Ltd.	63,768	372,847
	Alumina Ltd.	176,221	288,088
	Amcor Ltd.	85,527	476,158
	Aristocrat Leisure Ltd.	23,258	83,319
	Arrow Energy Ltd. (a)	43,525	161,871
	Asciano Group	177,084	286,684
	Australia & New Zealand Banking Group Ltd.	175,062	3,567,483
	Australian Stock Exchange Ltd.	12,589	392,483
	BGP Holdings Plc (a)	783,183	11
	BHP Billiton Ltd.	235,856	9,025,412
	Bendigo and Adelaide Bank Ltd.	23,903	209,819
	Billabong International Ltd.	14,236	139,288
	BlueScope Steel Ltd.	116,707	321,571
	Boral Ltd.	47,833	253,889
	Brambles Ltd.	93,900	569,494
	CFS Retail Property Trust	120,545	205,259
	CSL Ltd.	40,498	1,177,658
	CSR Ltd.	95,827	154,301
	Caltex Australia Ltd.	5,477	45,560
	Coca-Cola Amatil Ltd.	39,909	411,482
	Cochlear Ltd.	3,996	246,768
	Commonwealth Bank of Australia Ltd.	108,214	5,283,200
	Computershare Ltd.	31,128	318,487
	Crown Ltd.	32,826	234,880
	DB RREEF Trust	326,593	247,777
	Energy Resources of Australia Ltd.	5,323	113,596
	Fairfax Media Ltd.	157,547	244,876
	Fortescue Metals Group Ltd. (a)	90,869	359,429
	Foster’s Group Ltd.	132,582	652,198
	General Property Trust	635,242	341,354
	Goodman Fielder Ltd.	76,606	111,554
	Goodman Group	480,536	271,860
	Harvey Norman Holdings Ltd.	47,593	179,423
	Incitec Pivot Ltd.	103,113	326,158
	Insurance Australia Group Ltd.	153,545	551,484
	James Hardie Industries NV (a)	26,387	200,707
	Leighton Holdings Ltd.	11,460	388,474

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of securities have been abbreviated according to the following list:

ADR	American Depository Receipt
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Lend Lease Group	36,073	$332,987
	Macquarie Group Ltd.	22,862	979,548
	Macquarie Infrastructure Group (a)	168,493	200,681
	Map Group	48,201	130,463
	Metcash Ltd.	53,350	213,920
	Mirvac Group	179,774	250,829
	National Australia Bank Ltd.	146,693	3,579,900
	Newcrest Mining Ltd.	34,140	1,081,373
	Nufarm Ltd.	12,318	119,571
	OZ Mineral Ltd.	222,416	237,068
	OneSteel Ltd.	99,214	297,996
	Orica Ltd.	25,432	591,292
	Origin Energy Ltd.	63,616	957,118
	Paladin Resources Ltd. (a)	42,215	157,584
	QBE Insurance Group Ltd.	69,424	1,584,275
	Qantas Airways Ltd.	59,212	157,983
	Rio Tinto Ltd.	30,300	2,022,666
	SP AusNet	73,836	60,594
	Santos Ltd.	61,585	775,636
	Sims Metal Management Ltd.	10,713	209,905
	Sonic Healthcare Ltd.	25,851	356,033
	Stockland	156,090	549,937
	Suncorp-Metway Ltd.	101,353	784,667
	Tabcorp Holdings Ltd.	49,709	308,411
	Tatts Group Ltd.	85,322	186,136
	Telstra Corp. Ltd.	274,890	845,114
	Toll Holdings Ltd.	50,305	392,830
	Transurban Group	89,765	444,253
	Wesfarmers Ltd. Ordinary Shares	68,858	1,924,912
	Wesfarmers Ltd. Partially Protected Shares	11,123	310,577
	Westfield Group	142,576	1,595,692
	Westpac Banking Corp.	205,646	4,645,276
	Woodside Petroleum Ltd.	35,566	1,499,891
	Woolworths Ltd.	86,641	2,173,023
	WorleyParsons Ltd.	11,479	298,058

			59,689,109

Austria - 0.3%	Erste Bank der Oesterreichischen Sparkassen AG	14,801	549,989
	Immoeast Immobilien Anlagen AG (a)	30,711	168,610
	OMV AG	11,416	500,890
	Raiffeisen International Bank Holding AG	3,837	214,358
	Telekom Austria AG	25,749	367,559
	Verbund - Oesterreichische Elektrizitaetswirtschafts	5,338	226,342
	Vienna Insurance Group	2,435	124,986
	Voestalpine AG	8,660	316,380

			2,469,114

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Belgium - 1.0%	Anheuser-Busch InBev NV	51,402	$2,660,933
	Anheuser-Busch InBev NV VVPR Strip (a)	24,368	175
	Belgacom SA	11,277	409,389
	Colruyt SA	1,193	287,815
	Delhaize Group	6,859	524,708
	Dexia NV	39,474	248,479
	Fortis	164,508	608,952
	Groupe Bruxelles Lambert SA	6,169	582,511
	KBC Bancassurance Holding	12,538	538,697
	Mobistar SA	1,543	105,781
	Nationale A Portefeuille	3,141	167,141
	Solvay SA	4,453	479,567
	UCB SA	7,495	312,838
	Umicore SA	7,309	243,818

			7,170,804

Bermuda - 0.1%	Mongolia Energy Co., Ltd. (a)	187,757	95,536
	SeaDrill Ltd.	19,162	487,537
	Yue Yuen Industrial Holdings Ltd.	38,785	112,292

			695,365

Cayman Islands - 0.1%	Foxconn International Holdings Ltd. (a)	134,900	155,298
	Lifestyle International Holdings Ltd.	25,966	48,271
	Sands China Ltd. (a)	122,200	149,097

			352,666

Denmark - 0.9%	A P Moller - Maersk A/S, Class A	41	276,953
	A P Moller - Maersk A/S, Class B	103	723,667
	Carlsberg A/S	7,349	540,994
	Coloplast A/S, Class B	1,414	127,871
	Danske Bank A/S	35,051	786,874
	Dsv A/S	15,864	287,501
	H Lundbeck A/S	5,000	90,336
	Novo-Nordisk A/S, Class B	32,752	2,090,944
	Novozymes A/S, Class B	3,292	342,492
	Topdanmark A/S (a)	1,251	168,477
	TrygVesta A/S	1,800	118,322
	Vestas Wind Systems A/S (a)	14,971	911,476
	William Demant Holding (a)	1,380	103,723

			6,569,630

Finland - 1.1%	Elisa Corp.	10,641	242,874
	Fortum Oyj	34,445	934,474
	Kesko Oyj, Class B	5,035	166,269
	Kone Oyj, Class B	11,564	495,563
	Metso Oyj	8,556	300,960
	Neste Oil Oyj	9,709	172,529
	Nokia Oyj	260,135	3,363,540
	Nokian Renkaat Oyj	7,815	189,506
	OKO Bank	9,023	97,315

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Orion Oyj	4,981	$107,422
	Outokumpu Oyj	10,168	192,482
	Rautaruukki Oyj	5,746	132,914
	Sampo Oyj	32,840	799,981
	Sanoma Oyj	4,340	97,917
	Stora Enso Oyj, Class R	47,345	332,069
	UPM-Kymmene Oyj	35,654	423,883
	Wartsila Oyj	6,130	245,704

			8,295,402

France - 10.2%	AXA SA	118,646	2,785,685
	Accor SA	9,993	546,837
	Aeroports de Paris	1,945	156,335
	Air France-KLM	9,956	156,242
	Air Liquide	17,514	2,082,901
	Alcatel SA	160,264	539,644
	Alstom	13,602	951,267
	Atos Origin SA	3,828	175,374
	BNP Paribas SA	66,723	5,292,332
	BioMerieux	968	113,099
	Bouygues	17,021	881,657
	Bureau Veritas SA	3,272	170,562
	CNP Assurances	2,634	255,064
	Cap Gemini SA	9,826	448,263
	Carrefour SA	43,624	2,092,501
	Casino Guichard Perrachon SA	3,996	356,024
	Christian Dior SA	4,796	491,493
	Cie de Saint-Gobain SA	26,026	1,411,813
	Cie Generale d’Optique Essilor International SA	15,575	931,564
	Compagnie Generale de Geophysique SA (a)	10,011	212,800
	Compagnie Generale des Etablissements Michelin	10,861	831,831
	Credit Agricole SA	66,650	1,169,697
	Dassault Systemes SA	4,640	264,224
	EDP Renovaveis SA (a)	14,456	137,064
	Eiffage	2,707	152,574
	Electricite de France SA	18,214	1,082,518
	Eramet	374	117,126
	Eurazeo	2,034	141,087
	European Aeronautic Defense and Space Co.	31,850	640,221
	Eutelsat Communications	7,237	232,192
	Fonciere Des Regions	1,915	195,815
	France Telecom SA	127,575	3,187,876
	GDF Suez	87,797	3,803,453
	Gecina SA	1,263	137,332
	Groupe Danone	38,312	2,348,594
	Hermes International	4,098	545,536

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	ICADE	1,246	$119,295
	Iliad SA	1,024	122,372
	Imerys SA	2,046	122,485
	Ipsen	1,770	98,145
	JC Decaux SA	4,548	110,393
	Klepierre	6,678	270,561
	L’Oreal SA	17,178	1,918,537
	LVMH Moet Hennessy Louis Vuitton SA	17,330	1,943,172
	Lafarge SA	15,271	1,257,629
	Lagardere S.C.A.	9,747	394,612
	Legrand Promesses	7,653	212,995
	M6-Metropole Television SA	4,449	113,869
	Natixis	70,340	351,232
	Neopost SA	2,223	183,476
	PagesJaunes Groupe SA	9,088	101,298
	Pernod-Ricard SA	14,580	1,246,730
	Peugeot SA	10,153	341,318
	Pinault-Printemps-Redoute	5,920	710,607
	Publicis Groupe	9,773	397,371
	Renault SA	12,929	663,255
	STMicroelectronics NV	55,598	513,738
	Safran SA	13,442	262,647
	Sanofi-Aventis	73,274	5,762,470
	Schneider Electric SA	16,032	1,864,081
	Scor SE	12,536	314,930
	Societe BIC SA	1,501	103,697
	Societe Des Autoroutes Paris-Rhin-Rhone	1,166	89,774
	Societe Generale SA	43,036	2,990,138
	Societe Television Francaise 1	8,432	154,857
	Sodexho Alliance SA	6,923	393,918
	Suez Environnement SA	20,117	463,880
	Technip SA	7,614	535,695
	Thales SA	7,489	384,899
	Total SA	148,344	9,528,118
	Unibail - Rodamco	6,571	1,443,516
	Vallourec SA	3,982	720,417
	Veolia Environnement SA	30,342	1,000,166
	Vinci SA	29,687	1,670,518
	Vivendi SA	84,277	2,501,316

			76,416,724

Germany - 7.6%	Adidas-Salomon AG	13,451	728,579
	Allianz AG, Registered Shares	32,101	3,979,237
	BASF SE	65,061	4,026,667
	Bayer AG	57,376	4,591,427
	Bayerische Motoren Werke AG	23,433	1,066,723
	Bayerische Motoren Werke AG (Preference Shares)	4,306	142,528

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Beiersdorf AG	6,565	$432,695
	Celesio AG	6,095	154,328
	Commerzbank AG	52,877	443,786
	DaimlerChrysler AG	62,353	3,321,145
	Deutsche Bank AG, Registered Shares	40,836	2,887,512
	Deutsche Boerse AG	14,154	1,172,086
	Deutsche Lufthansa AG	14,269	240,942
	Deutsche Post AG	64,142	1,239,659
	Deutsche Postbank AG	6,288	205,419
	Deutsche Telekom AG	198,099	2,906,073
	E.ON AG	133,923	5,621,288
	Fraport AG	2,369	122,309
	Fresenius AG	2,242	139,858
	Fresenius AG (Preference Shares)	6,590	473,069
	Fresenius Medical Care AG	14,944	792,733
	GEA Group AG	10,961	244,167
	Hannover Rueckversicherung AG, Registered Shares	4,328	202,206
	HeidelbergCement AG	10,390	718,799
	Henkel KGaA	9,649	432,286
	Hochtief AG	3,185	242,910
	Infineon Technologies AG (a)	73,728	410,177
	K+S AG	12,192	695,350
	Linde AG	11,102	1,337,593
	MAN SE	7,221	560,293
	Merck KGaA	4,278	401,138
	Metro AG	8,625	526,752
	Muenchener Rueckversicherungs AG, Registered	13,539	2,108,829
	Porsche Automobil Holding SE (Preference Shares)	6,736	421,230
	Puma AG Rudolf Dassler Sport	465	154,794
	Qiagen NV (a)	16,748	377,173
	RWE AG	29,091	2,823,057
	SAP AG	60,153	2,867,680
	Salzgitter AG	2,546	249,479
	Siemens AG	57,947	5,317,843
	Solarworld AG	6,166	135,697
	Suedzucker AG	4,456	92,843
	TUI AG	14,453	120,835
	ThyssenKrupp AG	23,610	887,553
	United Internet AG	9,255	121,963
	Volkswagen AG	3,304	366,076
	Wacker Chemie AG	1,122	195,167

			56,699,953

Greece - 0.5%	Alpha Bank AE	30,397	354,709
	Bank of Cyprus Public Co., Ltd.	38,379	268,714
	Coca-Cola Hellenic Bottling Co. SA	15,028	342,088
	EFG Eurobank Ergasias SA (a)	27,772	310,373
	Hellenic Petroleum SA	7,916	88,626

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Hellenic Telecommunications Organization SA	21,199	$311,147
	Marfin Investment Group SA	53,258	150,969
	National Bank of Greece SA	44,706	1,148,580
	OPAP SA	16,937	372,110
	Piraeus Bank SA (a)	21,954	251,930
	Public Power Corp.	8,529	158,179
	Titan Cement Co. SA	3,439	99,746

			3,857,171

Hong Kong - 2.2%	ASM Pacific Technology Ltd.	12,004	113,494
	BOC Hong Kong Holdings Ltd.	282,400	634,460
	Bank of East Asia Ltd.	96,532	379,232
	CLP Holdings Ltd.	155,687	1,053,622
	Cathay Pacific Airways Ltd.	86,263	160,198
	Cheung Kong Holdings Ltd.	97,835	1,257,197
	Cheung Kong Infrastructure Holdings Ltd.	25,500	96,969
	Chinese Estates Holdings Ltd.	64,000	109,046
	Esprit Holdings Ltd.	77,888	516,758
	Hang Lung Group Ltd.	63,000	311,568
	Hang Lung Properties Ltd.	158,000	619,415
	Hang Seng Bank Ltd.	58,753	864,373
	Henderson Land Development Co., Ltd.	81,491	608,960
	The Hong Kong & China Gas Ltd.	306,290	768,222
	Hong Kong Aircraft Engineering Company Ltd.	2,400	31,048
	Hong Kong Exchanges and Clearing Ltd.	72,927	1,297,546
	HongKong Electric Holdings Ltd.	109,000	593,753
	Hopewell Holdings Ltd.	45,349	146,215
	Hutchison Whampoa Ltd.	154,176	1,054,851
	Hysan Development Co., Ltd.	45,791	129,592
	Kerry Properties Ltd.	52,000	263,017
	Li & Fung Ltd.	173,990	719,351
	The Link REIT	141,914	362,125
	MTR Corp.	104,000	358,286
	NWS Holdings Ltd.	64,000	117,464
	New World Development Ltd.	172,484	351,419
	Orient Overseas International Ltd.	16,057	74,460
	PCCW Ltd.	333,000	80,206
	Shangri-La Asia Ltd.	86,990	162,983
	Sino Land Co.	104,421	201,033
	Sun Hung Kai Properties Ltd.	100,324	1,491,729
	Swire Pacific Ltd., Class A	54,077	653,973
	Television Broadcasts Ltd.	14,000	67,262
	Wharf Holdings Ltd.	108,870	624,806
	Wheelock and Co., Ltd.	74,000	225,721
	Wing Hang Bank Ltd.	11,500	107,024

			16,607,378

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Ireland - 0.3%	Anglo Irish Bank Corp. Plc (a)	62,641	$1
	CRH Plc	50,149	1,363,521
	Elan Corp. Plc (a)	35,769	225,738
	Kerry Group Plc	10,099	297,001
	Ryanair Holdings Plc (a)	35,968	169,621

			2,055,882

Italy - 3.2%	A2A SpA	75,591	158,590
	Assicurazioni Generali SpA	79,436	2,140,030
	Autogrill SpA	11,318	142,660
	Autostrade SpA	17,781	465,011
	Banca Carige SpA	50,030	133,550
	Banca Monte dei Paschi di Siena SpA	157,305	274,995
	Banca Popolare di Milano Scrl	35,046	248,993
	Banco Popolare SpA	43,205	323,656
	Enel SpA	454,261	2,629,891
	Eni SpA	182,935	4,658,582
	Exor SpA	6,689	130,284
	Fiat SpA	54,154	792,487
	Finmeccanica SpA	32,731	524,051
	Fondiaria-Sai SpA	6,981	110,980
	Intesa Sanpaolo SpA	523,040	2,353,690
	Intesa Sanpaolo SpA (Non-Convertible Savings Shares)	62,426	209,160
	Italcementi SpA	5,021	68,680
	Luxottica Group SpA	9,899	255,946
	Mediaset SpA	46,410	381,580
	Mediobanca SpA (a)	35,249	418,746
	Mediolanum SpA	22,232	138,877
	Parmalat SpA	141,422	395,375
	Pirelli & C. SpA	171,223	102,541
	Prysmian SpA	5,678	99,111
	Saipem SpA	18,261	630,194
	Snam Rete Gas SpA	108,602	539,336
	Telecom Italia SpA	712,453	1,111,388
	Telecom Italia SpA (Non-Convertible Savings Shares)	456,819	507,383
	Terna SpA	85,253	366,636
	Unicredit SpA	977,959	3,270,057
	Unione Di Banche Italiane ScpA	44,370	635,996
	Unipol SpA	44,435	60,781

			24,279,237

Japan - 19.8%	The 77 Bank Ltd.	18,000	95,769
	Abc-Mart Inc.	1,800	49,933
	Acom Co., Ltd.	3,370	51,307
	Advantest Corp.	10,000	260,510
	Aeon Co., Ltd.	44,400	360,378
	Aeon Credit Service Co., Ltd.	7,200	69,509
	Aeon Mall Co., Ltd.	4,600	89,119

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Aioi Insurance Co., Ltd.	36,000	$172,564
	Air Water Inc.	6,000	70,674
	Aisin Seiki Co., Ltd.	13,400	387,140
	Ajinomoto Co., Inc.	52,000	489,422
	Alfresa Holdings Corp.	1,900	75,543
	All Nippon Airways Co., Ltd.	69,000	187,287
	Amada Co., Ltd.	25,000	156,590
	Aozora Bank Ltd.	57,000	60,586
	Asahi Breweries Ltd.	24,700	454,908
	Asahi Glass Co., Ltd.	66,100	628,748
	Asahi Kasei Corp.	91,000	455,955
	Asics Corp.	11,000	98,724
	Astellas Pharma, Inc.	30,600	1,141,651
	The Bank of Kyoto Ltd.	21,000	169,736
	The Bank of Yokohama Ltd.	80,000	364,757
	Benesse Holdings, Inc.	6,300	263,409
	Bridgestone Corp.	40,200	709,120
	Brother Industries Ltd.	18,700	215,061
	Canon Marketing Japan Inc.	3,800	55,997
	Canon, Inc.	75,500	3,211,655
	Casio Computer Co., Ltd.	20,700	165,712
	Central Japan Railway Co.	110	736,262
	The Chiba Bank Ltd.	61,000	364,851
	Chiyoda Corp.	7,000	54,063
	Chubu Electric Power Co., Inc.	44,700	1,066,344
	Chugai Pharmaceutical Co., Ltd.	17,700	330,841
	The Chugoku Bank Ltd.	13,000	161,222
	Chugoku Electric Power Co.	19,700	376,233
	Chuo Mitsui Trust Holdings, Inc.	77,000	259,386
	Citizens Holding Co., Ltd.	26,300	151,983
	Coca-Cola West Holdings Co., Ltd.	2,700	47,637
	Cosmo Oil Co., Ltd.	34,000	71,442
	Credit Saison Co., Ltd.	13,900	155,671
	Dai Nippon Printing Co., Ltd.	41,000	522,756
	Daicel Chemical Industries Ltd.	20,000	117,479
	Daido Steel Co., Ltd.	19,000	70,535
	Daihatsu Motor Co., Ltd.	16,000	159,935
	Daiichi Sankyo Co., Ltd.	49,600	1,040,186
	Daikin Industries Ltd.	16,400	647,755
	Dainippon Pharma Co., Ltd.	14,000	146,938
	Daito Trust Construction Co., Ltd.	6,300	298,295
	Daiwa House Industry Co., Ltd.	39,000	419,356
	Daiwa Securities Group, Inc.	108,000	543,525
	Dena Co., Ltd.	14	82,934
	Denki Kagaku Kogyo Kabushiki Kaisha	25,000	111,762
	Denso Corp.	35,700	1,078,749

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Dentsu, Inc.	13,313	$306,507
	Diamond Lease Co., Ltd.	3,300	99,416
	Dowa Mining Co., Ltd.	14,000	77,463
	East Japan Railway Co.	23,149	1,464,886
	Eisai Co., Ltd.	18,800	691,205
	Electric Power Development Co.	9,400	267,269
	Elpida Memory, Inc. (a)	10,600	172,759
	FamilyMart Co., Ltd.	2,600	76,756
	Fanuc Ltd.	13,500	1,258,227
	Fast Retailing Co., Ltd.	3,200	601,406
	Fuji Electric Holdings Co., Ltd.	25,800	44,619
	Fuji Heavy Industries Ltd.	32,000	156,362
	Fuji Media Holdings, Inc.	44	60,966
	Fuji Photo Film Co., Ltd.	33,400	1,008,702
	Fujitsu Ltd.	123,000	798,075
	Fukuoka Financial Group, Inc.	54,000	188,190
	Furukawa Electric Co., Ltd.	45,000	187,934
	GS Yuasa Corp.	23,000	170,033
	The Gunma Bank Ltd.	22,000	112,517
	The Hachijuni Bank Ltd.	26,000	151,728
	Hakuhodo DY Holdings, Inc.	920	44,814
	Hankyu Hanshin Holdings, Inc.	81,000	361,266
	Hino Motors Ltd.	18,000	62,277
	Hirose Electric Co., Ltd.	2,300	241,155
	The Hiroshima Bank Ltd.	28,000	107,889
	Hisamitsu Pharmaceutical Co., Ltd.	5,100	164,706
	Hitachi Chemical Co., Ltd.	7,100	144,702
	Hitachi Construction Machinery Co., Ltd.	6,700	175,626
	Hitachi High-Technologies Corp.	3,500	69,441
	Hitachi Ltd.	303,000	931,460
	Hitachi Metals Ltd.	11,000	105,830
	Hokkaido Electric Power Co., Inc.	12,900	234,017
	Hokuhoku Financial Group, Inc.	77,100	157,641
	Hokuriku Electric Power	13,000	283,843
	Honda Motor Co., Ltd.	116,800	3,962,872
	Hoya Corp.	27,300	728,433
	IHI Corp.	79,000	125,986
	Ibiden Co., Ltd.	9,500	340,712
	Idemitsu Kosan Co., Ltd.	1,600	93,407
	Inpex Corp.	61	461,228
	Isetan Mitsukoshi Holdings Ltd.	24,405	220,360
	Isuzu Motors Ltd.	83,000	155,911
	Ito En, Ltd.	4,700	70,774
	Itochu Corp.	100,000	738,677
	Itochu Techno-Science Corp.	1,100	29,539
	The Iyo Bank Ltd.	19,000	154,573

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	J Front Retailing Co., Ltd.	29,600	$130,722
	JFE Holdings, Inc.	33,500	1,324,216
	JGC Corp.	16,000	294,843
	JS Group Corp.	18,900	325,360
	JSR Corp.	12,900	262,538
	JTEKT Corp.	12,700	163,344
	Jafco Co., Ltd.	1,500	36,302
	Japan Airlines Corp. (a)	17,000	12,220
	Japan Petroleum Explora	2,400	105,823
	Japan Prime Realty Investment Corp.	50	103,894
	Japan Real Estate Investment Corp.	30	221,154
	Japan Retail Fund Investment Corp.	30	134,917
	The Japan Steel Works, Ltd.	21,000	267,773
	Japan Tobacco, Inc.	326	1,100,737
	The Joyo Bank Ltd.	42,000	168,776
	Jupiter Telecommunications Co., Ltd.	145	143,481
	KDDI Corp.	196	1,038,156
	Kajima Corp.	54,800	110,879
	Kamigumi Co., Ltd.	19,000	138,639
	Kaneka Corp.	21,000	133,799
	The Kansai Electric Power Co., Inc.	52,500	1,184,744
	Kansai Paint Co., Ltd.	11,000	92,185
	Kao Corp.	36,000	843,722
	Kawasaki Heavy Industries Ltd.	84,000	213,209
	Kawasaki Kisen Kaisha Ltd.	30,000	85,719
	Keihin Electric Express Railway Co., Ltd.	28,000	206,123
	Keio Electric Railway Co., Ltd.	38,000	229,310
	Keisei Electric Railway Co., Ltd.	25,000	136,763
	Keyence Corp.	3,120	647,536
	Kikkoman Corp.	13,000	159,290
	Kinden Corp.	6,000	50,842
	Kintetsu Corp.	126,000	417,638
	Kirin Holdings Co., Ltd.	59,000	946,183
	Kobe Steel Ltd.	169,000	306,262
	Koito Manufacturing Co., Ltd.	5,000	80,251
	Komatsu Ltd.	64,700	1,354,441
	Konami Corp.	8,600	153,548
	Konica Minolta Holdings, Inc.	33,500	345,225
	Kubota Corp.	73,000	669,836
	Kuraray Co., Ltd.	20,500	241,280
	Kurita Water Industries Ltd.	8,600	270,191
	Kyocera Corp.	10,900	959,968
	Kyowa Hakko Kirin Co., Ltd.	18,000	190,347
	Kyushu Electric Power Co., Inc.	28,500	587,012
	Lawson, Inc.	3,500	154,578
	Mabuchi Motor Co., Ltd.	1,600	79,297

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Makita Corp.	6,900	$237,002
	Marubeni Corp.	108,000	596,590
	Marui Group Co., Ltd.	20,400	125,610
	Maruichi Steel Tube Ltd.	3,600	71,878
	Matsui Securities Co., Ltd.	6,400	44,590
	Mazda Motor Corp.	89,400	205,569
	McDonald’s Holdings Co. Japan Ltd.	5,700	109,020
	Medipal Holdings Corp.	8,100	100,397
	Meiji Holdings Co., Ltd.	4,293	162,231
	Minebea Co., Ltd.	19,000	103,103
	Mitsubishi Chemical Holdings Corp.	83,500	355,571
	Mitsubishi Corp.	90,200	2,246,755
	Mitsubishi Electric Corp.	142,000	1,054,869
	Mitsubishi Estate Co., Ltd.	85,000	1,357,099
	Mitsubishi Gas Chemical Co., Inc.	25,000	125,980
	Mitsubishi Heavy Industries Ltd.	223,200	787,219
	Mitsubishi Logistics Corp.	7,000	82,582
	Mitsubishi Materials Corp.	95,000	232,350
	Mitsubishi Motors Corp. (a)	251,000	348,877
	Mitsubishi Rayon Co., Ltd.	27,000	108,604
	Mitsubishi Tanabe Pharma Corp.	16,000	199,646
	Mitsubishi UFJ Financial Group, Inc.	891,774	4,392,688
	Mitsui & Co., Ltd.	119,000	1,688,148
	Mitsui Chemicals, Inc.	45,000	116,518
	Mitsui Engineering & Shipbuilding Co., Ltd.	47,000	113,197
	Mitsui Fudosan Co., Ltd.	56,000	946,861
	Mitsui Mining & Smelting Co., Ltd.	58,000	150,745
	Mitsui OSK Lines Ltd.	74,000	390,918
	Mitsui Sumitomo Insurance Group Holdings, Inc.	28,457	726,826
	Mitsumi Electric Co., Ltd.	5,500	97,145
	Mizuho Financial Group, Inc.	942,240	1,694,432
	Murata Manufacturing Co., Ltd.	16,000	798,515
	NEC Corp.	165,000	426,512
	NGK Insulators Ltd.	19,000	415,519
	NGK Spark Plug Co., Ltd.	12,000	136,133
	NHK Spring Co., Ltd.	8,000	74,487
	NOK Corp.	8,600	118,618
	NSK Ltd.	27,000	198,126
	NTN Corp.	43,000	194,283
	NTT Data Corp.	92	285,280
	NTT DoCoMo, Inc.	1,105	1,542,015
	NTT Urban Development Co.	57	38,050
	Namco Bandai Holdings, Inc.	13,500	128,965
	Nidec Corp.	8,100	748,626
	Nikon Corp.	20,000	394,929
	Nintendo Co., Ltd.	6,800	1,624,092

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Nippon Building Fund, Inc.	36	$273,605
	Nippon Electric Glass Co.	21,500	295,923
	Nippon Express Co., Ltd.	69,000	284,953
	Nippon Meat Packers, Inc.	10,000	115,773
	Nippon Mining Holdings, Inc.	61,500	263,946
	Nippon Oil Corp.	77,000	356,980
	Nippon Paper Group, Inc.	6,894	175,938
	Nippon Sanso Corp.	20,000	212,853
	Nippon Sheet Glass Co., Ltd.	33,000	94,571
	Nippon Steel Corp.	367,000	1,487,080
	Nippon Telegraph & Telephone Corp.	36,660	1,448,183
	Nippon Yusen Kabushiki Kaisha	90,000	277,186
	Nipponkoa Insurance Co., Ltd.	43,000	244,822
	The Nishi-Nippon City Bank Ltd.	39,000	95,498
	Nissan Chemical Industries Ltd.	13,000	185,305
	Nissan Motor Co., Ltd.	179,600	1,578,310
	Nissay Dowa General Insurance Co., Ltd.	6,000	28,790
	Nissha Printing Co., Ltd.	1,300	64,043
	Nisshin Seifun Group, Inc.	11,000	148,654
	Nisshin Steel Co., Ltd.	49,000	86,628
	Nisshinbo Industries, Inc.	11,000	101,920
	Nissin Foods Holdings Co., Ltd.	6,100	199,255
	Nitori Co., Ltd.	2,600	193,524
	Nitto Denko Corp.	10,610	381,152
	Nomura Holdings, Inc.	249,100	1,852,476
	Nomura Real Estate Holdings, Inc.	6,500	96,424
	Nomura Real Estate Office Fund, Inc.	16	87,018
	Nomura Research Institute Ltd.	7,100	139,629
	OJI Paper Co., Ltd.	59,000	247,201
	ORIX Corp.	6,940	472,505
	Obayashi Corp.	40,000	136,154
	Obic Co., Ltd.	350	57,144
	Odakyu Electric Railway Co., Ltd.	43,000	329,995
	Olympus Corp.	16,000	515,856
	Omron Corp.	13,000	233,802
	Ono Pharmaceutical Co., Ltd.	6,200	268,162
	Oracle Corp. Japan	1,900	79,164
	Oriental Land Co., Ltd.	3,300	217,138
	Osaka Gas Co., Ltd.	130,000	438,137
	Otsuka Shokai Co., Ltd.	600	29,927
	Panasonic Corp.	141,000	2,029,893
	Panasonic Electric Works Ltd.	29,873	361,940
	Rakuten, Inc.	510	388,278
	Resona Holdings, Inc.	36,256	368,352
	Ricoh Co., Ltd.	51,000	730,767
	Rinnai Corp.	3,100	149,807

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Rohm Co., Ltd.	7,500	$489,472
	SBI Holdings, Inc.	1,385	247,962
	SMC Corp.	4,000	456,728
	Sankyo Co., Ltd. (Gunma)	4,500	225,330
	Santen Pharmaceutical Co., Ltd.	3,900	123,807
	Sanyo Electric Co., Ltd. (a)	104,000	192,101
	Sapporo Hokuyo Holdings, Inc.	13,789	50,049
	Sapporo Holdings Ltd.	19,000	104,695
	Secom Co., Ltd.	13,800	655,467
	Sega Sammy Holdings, Inc.	14,332	171,507
	Seiko Epson Corp.	8,400	135,747
	Sekisui Chemical Co., Ltd.	32,000	199,069
	Sekisui House Ltd.	32,000	290,506
	Senshu Ikeda Holdings, Inc.	24,870	90,791
	Seven & I Holdings Co., Ltd.	56,000	1,143,433
	Seven Bank Ltd.	18	35,934
	Sharp Corp.	67,000	846,096
	Shikoku Electric Power Co., Inc.	13,100	338,475
	Shimadzu Corp.	21,000	139,873
	Shimamura Co., Ltd.	1,500	143,322
	Shimano, Inc.	4,500	181,674
	Shimizu Corp.	43,000	154,448
	Shin-Etsu Chemical Co., Ltd.	29,700	1,676,813
	Shinko Electric Industries	7,100	103,352
	Shinko Securities Co., Ltd.	32,300	97,738
	Shinsei Bank Ltd.	81,000	88,243
	Shionogi & Co., Ltd.	23,000	498,671
	Shiseido Co., Ltd.	22,000	422,818
	The Shizuoka Bank Ltd.	43,000	374,298
	Showa Denko KK	82,000	163,305
	Showa Shell Sekiyu KK	18,700	152,412
	Softbank Corp.	52,500	1,230,744
	Sojitz Corp.	86,500	163,666
	Sompo Japan Insurance, Inc.	69,800	450,033
	Sony Corp.	70,100	2,037,931
	Sony Financial Holdings, Inc.	62	161,351
	Square Enix Holdings Co., Ltd.	5,400	113,922
	Stanley Electric Co., Ltd.	11,600	235,287
	Sumco Corp.	9,200	162,568
	Sumitomo Chemical Co., Ltd.	114,000	500,171
	Sumitomo Corp.	74,800	761,669
	Sumitomo Electric Industries Ltd.	49,500	616,566
	Sumitomo Heavy Industries Ltd.	48,000	243,007
	Sumitomo Metal Industries Ltd.	248,000	666,634
	Sumitomo Metal Mining Co., Ltd.	35,000	516,514
	Sumitomo Mitsui Financial Group, Inc.	62,450	1,792,026

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sumitomo Realty & Development Co., Ltd.	25,000	$471,937
	Sumitomo Rubber Industries, Ltd.	16,100	139,964
	The Sumitomo Trust & Banking Co., Ltd.	106,000	520,464
	Suruga Bank Ltd.	15,000	130,715
	Suzuken Co., Ltd.	4,400	144,706
	Suzuki Motor Corp.	22,900	563,959
	Sysmex Corp.	1,800	94,117
	T&D Holdings, Inc.	21,900	450,381
	TDK Corp.	7,700	470,566
	THK Co., Ltd.	7,500	133,372
	Taiheiyo Cement Corp.	92,000	104,950
	Taisei Corp.	75,000	128,685
	Taisho Pharmaceutical Co., Ltd.	9,000	154,850
	Takashimaya Co., Ltd.	19,000	121,063
	Takeda Pharmaceutical Co., Ltd.	51,500	2,121,865
	Teijin Ltd.	66,000	213,238
	Terumo Corp.	11,800	711,185
	Tobu Railway Co., Ltd.	56,000	292,336
	Toho Co., Ltd.	6,000	97,461
	Toho Gas Co., Ltd.	36,000	191,283
	Tohoku Electric Power Co., Inc.	31,600	626,231
	Tokio Marine Holdings, Inc.	50,000	1,364,460
	Tokuyama Corp.	23,000	128,605
	The Tokyo Electric Power Co., Inc.	85,300	2,140,897
	Tokyo Electron Ltd.	11,500	738,163
	Tokyo Gas Co., Ltd.	151,000	602,736
	Tokyo Steel Manufacturing Co., Ltd.	9,900	111,451
	Tokyo Tatemono Co., Ltd.	18,000	69,241
	Tokyu Corp.	79,000	314,590
	Tokyu Land Corp.	23,000	85,437
	TonenGeneral Sekiyu KK	20,000	167,110
	Toppan Printing Co., Ltd.	40,000	325,687
	Toray Industries, Inc.	101,700	553,312
	Toshiba Corp.	274,000	1,520,399
	Tosoh Corp.	40,000	110,469
	Toto Ltd.	18,000	114,455
	Toyo Seikan Kaisha Ltd.	11,200	170,622
	Toyo Suisan Kaisha, Ltd.	8,000	184,485
	Toyoda Gosei Co., Ltd.	5,900	178,735
	Toyota Boshoku Corp.	3,600	80,379
	Toyota Industries Corp.	12,500	373,327
	Toyota Motor Corp.	207,800	8,761,048
	Toyota Tsusho Corp.	13,500	199,767
	Trend Micro, Inc.	8,500	322,866
	Tsumura & Co.	3,000	96,986
	UNY Co., Ltd.	13,000	91,676

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	USS Co., Ltd.	1,170	$71,424
	Ube Industries Ltd.	86,000	235,297
	Uni-Charm Corp.	2,400	224,991
	Ushio, Inc.	6,300	105,060
	West Japan Railway Co.	108	362,086
	Yahoo! Japan Corp.	1,035	311,192
	Yakult Honsha Co., Ltd.	6,400	193,757
	Yamada Denki Co., Ltd.	6,600	445,247
	Yamaguchi Financial Group, Inc.	17,000	157,805
	Yamaha Corp.	9,700	116,870
	Yamaha Motor Co., Ltd.	18,500	233,972
	Yamato Kogyo Co., Ltd.	2,800	91,547
	Yamato Transport Co., Ltd.	24,000	334,081
	Yamazaki Baking Co., Ltd.	6,000	71,365
	Yaskawa Electric Corp.	13,000	108,298
	The Yasuda Trust & Banking Co., Ltd.	118,000	110,091
	Yokogawa Electric Corp.	14,000	123,642

			147,968,148

Kazakhstan - 0.0%	Eurasian Natural Resources Corp.	17,547	257,020

Luxembourg - 0.5%	ArcelorMittal	59,927	2,739,037
	SES Global	21,161	476,700
	Tenaris SA	36,323	782,794

			3,998,531

Netherlands - 2.6%	ASML Holding NV	31,787	1,085,265
	Aegon NV	104,935	671,962
	Akzo Nobel NV	17,764	1,178,017
	Corio NV	3,739	254,737
	Fugro NV	5,693	327,001
	Heineken Holding NV	8,300	347,132
	Heineken NV	18,968	900,477
	ING Groep NV CVA	250,557	2,412,959
	Koninklijke Ahold NV	87,842	1,163,790
	Koninklijke Boskalis Westminster NV	4,224	162,612
	Koninklijke DSM NV	10,467	514,280
	Koninklijke KPN NV	123,146	2,093,169
	Koninklijke Philips Electronics NV	66,644	1,969,950
	Koninklijke Vopak NV (a)	1,953	154,784
	Randstad Holdings NV	8,053	400,696
	Reed Elsevier NV	49,608	608,657
	SBM Offshore NV	10,381	203,676
	TNT NV	25,883	795,215
	Unilever NV	115,438	3,757,134
	Wolters Kluwer NV	22,511	492,308

			19,493,821

New Zealand - 0.1%	Auckland International Airport Ltd.	44,629	65,248
	Contact Energy Ltd. (a)	17,272	76,892

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Fletcher Building Ltd.	53,169	$306,765
	Sky City Ltd.	28,496	68,058
	Telecom Corp. of New Zealand Ltd.	162,398	291,735

			808,698

Norway - 0.7%	DnB NOR ASA	63,032	680,476
	Norsk Hydro ASA	44,429	373,222
	Orkla ASA	58,937	578,221
	Renewable Energy Corp. ASA (a)	20,857	161,006
	Statoil ASA	84,582	2,109,443
	Telenor ASA	52,195	729,148
	Telenor ASA (a) - ADR	3,798	158,756
	Yara International ASA	13,250	600,161

			5,390,433

Portugal - 0.3%	Banco Comercial Portugues SA, Registered Shares	174,287	210,043
	Banco Espirito Santo SA, Registered Shares	37,186	242,192
	Brisa-Auto Estradas de Portugal SA, Private Shares	16,547	170,028
	Cimpor Cimentos de Portugal SA	21,742	199,843
	Energias de Portugal SA	134,285	597,846
	Galp Energia SGPS SA	10,491	181,208
	Jeronimo Martins SGPS SA	18,526	185,277
	Portugal Telecom SGPS SA, Registered Shares	42,937	523,921

			2,310,358

Singapore - 1.5%	Ascendas Real Estate Investment Trust	136,962	215,002
	CapitaLand Ltd.	184,749	548,069
	CapitaMall Trust	202,700	258,721
	CapitaMalls Asia Ltd. (a)	82,000	148,258
	City Developments Ltd.	37,535	306,906
	ComfortDelgro Corp. Ltd.	110,816	128,900
	Cosco Corp. (Singapore) Ltd.	79,002	66,243
	DBS Group Holdings Ltd.	130,407	1,417,652
	Fraser and Neave Ltd.	63,096	187,556
	Genting Singapore Plc (a)	349,563	322,025
	Golden Agri-Resources Ltd.	402,562	145,068
	Jardine Cycle & Carriage Ltd.	8,721	166,509
	Keppel Corp. Ltd.	93,616	545,326
	Neptune Orient Lines Ltd.	101,350	118,290
	Noble Group Ltd.	99,720	228,733
	Olam International Ltd.	99,900	187,698
	Oversea-Chinese Banking Corp.	194,914	1,255,079
	SembCorp Industries Ltd.	81,590	213,197
	Sembcorp Marine Ltd.	71,197	185,765
	Singapore Airlines Ltd.	39,009	413,143
	Singapore Exchange Ltd.	70,000	412,172
	Singapore Press Holdings Ltd.	105,316	274,162
	Singapore Technologies Engineering Ltd.	92,213	212,235
	Singapore Telecommunications Ltd.	608,132	1,339,481

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	StarHub Ltd.	54,157	$82,712
	UOL Group Ltd.	23,457	67,599
	United Overseas Bank Ltd.	86,572	1,205,061
	Wilmar International Ltd.	98,670	448,653
	Yangzijiang Shipbuilding Holdings Ltd.	85,183	72,757

			11,172,972

Spain - 4.4%	ACS Actividades de Construccion y Servicios, SA	11,364	568,060
	Abertis Infraestructuras SA	21,211	479,563
	Acciona SA	1,758	229,785
	Acerinox SA	11,621	242,695
	Banco Bilbao Vizcaya Argentaria SA	246,340	4,489,549
	Banco Popular Espanol SA	58,737	431,448
	Banco Santander SA	573,683	9,479,911
	Banco de Sabadell SA	67,059	372,491
	Banco de Valencia SA	11,587	88,082
	Bankinter SA	21,946	226,099
	Corp. Mapfre SA	51,177	214,919
	Criteria Caixacorp SA	59,893	283,684
	Enagas	14,796	328,002
	Ferrovial SA	35,676	421,345
	Fomento de Construcciones y Contratas SA	3,049	129,285
	Gamesa Corp. Tecnologica SA	11,623	195,816
	Gas Natural SDG SA	15,958	343,980
	Gestevision Telecinco SA	8,666	126,048
	Grifols SA	10,806	189,745
	Iberdrola Renovables	60,286	287,081
	Iberdrola SA	252,045	2,415,285
	Iberia Lineas Aereas de Espana	36,747	99,679
	Inditex SA	16,079	1,004,173
	Indra Sistemas SA	7,258	171,797
	Mapfre Sa Eur (a)	1,137	4,771
	Red Electrica de Espana	8,800	491,060
	Repsol YPF SA	49,467	1,327,426
	Sacyr Vallehermoso SA	5,142	59,014
	Telefonica SA	295,654	8,275,065
	Zardoya Otis SA	8,897	173,161

			33,149,019

Sweden - 2.3%	Alfa Laval AB	19,718	272,674
	Assa Abloy AB, Series B	19,177	369,445
	Atlas Copco AB, Class A	45,887	674,533
	Atlas Copco AB, Class B	27,049	352,694
	Electrolux AB	14,469	340,009
	Getinge AB, Class B	13,341	254,973
	Hennes & Mauritz AB, B Shares	35,240	1,953,591
	Holmen AB, Class B	2,545	64,839
	Husqvarna AB	27,933	204,925

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Investor AB	34,000	$629,758
	Lundin Petroleum AB (a)	14,102	111,259
	Millicom International Cellular SA - ADR	5,814	431,465
	Nordea Bank AB	224,634	2,275,994
	SKB AB	24,225	417,727
	SSAB AB	15,106	248,954
	Sandvik AB	67,813	816,599
	Scania AB	21,585	278,754
	Securitas AB	17,048	166,963
	Skandinaviska Enskilda Banken AB, Class A	96,949	599,327
	Skanska AB, Class B	25,005	424,286
	Svenska Cellulosa AB	41,311	550,788
	Svenska Handelsbanken, Class A	34,112	971,844
	Swedbank AB-A Shares	38,450	378,559
	Swedish Match AB	17,350	379,328
	Tele2 AB	22,966	352,787
	Telefonaktiebolaget LM Ericsson	202,889	1,867,807
	TeliaSonera AB	150,701	1,089,207
	Volvo AB, A Shares	31,401	267,655
	Volvo AB, B Shares	78,566	673,863

			17,420,607

Switzerland - 7.7%	ABB Ltd.	160,090	3,084,827
	Actelion Ltd. (a)	7,930	423,544
	Adecco SA, Registered Shares	8,252	455,221
	Aryzta AG	5,840	217,504
	BKW FMB Energie AG	807	62,894
	Baloise Holding AG	3,902	323,973
	Compagnie Financiere Richemont SA	37,060	1,246,212
	Credit Suisse Group AG	82,164	4,070,517
	GAM Holdings Ltd.	18,341	222,092
	Geberit AG	2,933	519,959
	Givaudan SA	572	457,695
	Holcim Ltd. (a)	17,483	1,358,734
	Julius Baer Group Ltd.	13,842	486,802
	Kuehne & Nagel International AG	3,968	385,806
	Lindt & Spruengli AG	61	130,966
	Lindt & Spruengli AG ‘R’	7	171,906
	Logitech International SA (a)	15,111	262,098
	Lonza Group AG, Registered Shares	2,911	205,106
	Nestle SA, Registered Shares	256,418	12,444,897
	Nobel Biocare Holding AG	10,399	348,524
	Novartis AG, Registered Shares	154,654	8,445,538
	Pargesa Holding SA	2,165	188,370
	Roche Holding AG	52,024	8,896,774
	SGS SA	430	561,357

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Schindler Holding AG	5,210	$396,813
	Sonova Holding AG	3,530	427,660
	Straumann Holding AG, Registered Shares	654	183,686
	The Swatch Group Ltd. Bearer Shares	2,162	547,246
	The Swatch Group Ltd., Registered Shares	3,776	179,737
	Swiss Life Holding	2,407	306,258
	Swiss Reinsurance Co., Registered Shares	24,845	1,190,191
	Swisscom AG	1,717	655,744
	Syngenta AG	6,812	1,923,763
	Synthes, Inc.	4,715	618,083
	UBS AG	264,485	4,118,620
	Zurich Financial Services AG	10,643	2,326,812

			57,845,929

United Kingdom - 20.5%	3i Group Plc	67,937	307,596
	Admiral Group Plc	11,889	227,326
	Amec Plc	23,434	298,560
	Anglo American Plc (a)	92,120	3,989,485
	Antofagasta Plc	27,604	439,112
	Associated British Foods Plc	24,559	325,586
	AstraZeneca Plc	101,396	4,765,323
	Autonomy Corp. Plc (a)	15,017	364,678
	Aviva Plc	191,729	1,219,614
	BAE Systems Plc	247,781	1,434,075
	BG Group Plc	235,247	4,247,679
	BHP Billiton Plc	154,491	4,925,163
	BP Plc	1,311,741	12,666,379
	BT Group Plc	542,601	1,181,691
	Balfour Beatty Plc	50,454	209,956
	Barclays Plc	798,732	3,519,574
	British Airways Plc (a)	39,996	120,293
	British American Tobacco Plc	139,745	4,536,580
	British Land Co. Plc	60,133	463,046
	British Sky Broadcasting Plc	79,107	714,557
	Bunzl Plc	24,344	264,627
	Burberry Group Plc	31,090	298,607
	Cable & Wireless Plc	179,589	408,553
	Cadbury Plc	99,248	1,276,089
	Cairn Energy Plc (a)	96,380	515,949
	Capita Group Plc	43,577	526,910
	Carnival Plc (a)	11,216	382,108
	The Carphone Warehouse Plc	26,664	80,382
	Centrica Plc	358,767	1,625,049
	Cobham Plc	80,535	325,305
	Compass Group Plc	129,497	926,744
	Diageo Plc	174,907	3,051,444

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Drax Group Plc	23,972	$159,817
	Experian Group Ltd.	71,841	709,623
	Firstgroup Plc	34,889	238,663
	Fresnillo Plc	13,316	169,139
	GlaxoSmithKline Plc	362,949	7,696,642
	Group 4 Securicor Plc	88,209	369,734
	HSBC Holdings Plc	1,213,396	13,842,812
	Hammerson Plc	48,068	327,171
	Home Retail Group	61,428	278,604
	ICAP Plc	36,053	248,659
	Imperial Tobacco Group Plc	71,152	2,244,653
	Inmarsat Plc	30,487	339,722
	Intercontinental Hotels Group Plc	17,940	257,762
	International Power Plc	106,548	530,917
	Invensys Plc	56,527	271,941
	Investec Plc	28,233	192,907
	J Sainsbury Plc	81,616	425,560
	Johnson Matthey Plc	15,284	377,031
	Kazakhmys Plc	14,981	317,200
	Kingfisher Plc	165,329	608,610
	Land Securities Group Plc	52,921	582,478
	Legal & General Group Plc	410,318	527,862
	Liberty International Plc	33,369	275,876
	Lloyds TSB Group Plc	2,676,495	2,153,449
	London Stock Exchange Group Plc	9,771	112,840
	Lonmin Plc (a)	10,670	335,331
	Man Group Plc	119,795	591,229
	Marks & Spencer Group Plc	110,508	713,986
	National Grid Plc	172,232	1,879,894
	Next Plc	13,795	461,250
	Old Mutual Plc	369,215	646,567
	Pearson Plc	56,741	813,549
	Petrofac Ltd.	14,306	239,481
	Prudential Plc	176,684	1,808,580
	Rangold Resources Ltd.	6,294	501,196
	Reckitt Benckiser Plc	42,121	2,280,010
	Reed Elsevier Plc	84,850	696,579
	Resolution Ltd. (a)	167,965	242,649
	Rexam Plc	61,337	286,743
	Rio Tinto Plc, Registered Shares	95,402	5,151,391
	Rolls-Royce Group Plc	129,743	1,010,362
	Royal & Sun Alliance Insurance Group	235,791	458,089
	Royal Bank of Scotland Group Plc	1,183,159	549,233
	Royal Dutch Shell Plc	248,191	7,510,303
	Royal Dutch Shell Plc, Class B	188,629	5,493,474
	SABMiller Plc	65,155	1,915,168

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sage Group Plc	91,802	$325,094
	Schroders Plc	8,942	191,104
	Scottish & Southern Energy Plc	64,431	1,206,001
	Sego Plc	52,680	292,204
	Serco Group Plc	39,498	336,851
	Severn Trent Plc	16,561	289,370
	Shire Ltd.	39,224	766,432
	Smith & Nephew Plc	61,878	636,500
	Smiths Group Plc	27,238	444,031
	Standard Chartered Plc	140,697	3,552,016
	Standard Life Plc	162,910	565,845
	TUI Travel Plc	39,643	162,470
	Tesco Plc	555,601	3,832,965
	Thomas Cook Group Plc	53,878	199,035
	Tomkins Plc	63,755	198,120
	Tullow Oil Plc	56,187	1,178,825
	Unilever Plc	89,838	2,879,784
	United Utilities Group Plc	47,732	381,531
	Vedanta Resources Plc	9,549	399,394
	Vodafone Group Plc	3,680,257	8,522,398
	WPP Plc	87,706	857,789
	Whitbread Plc	12,394	281,240
	William Morrison Supermarkets Plc	146,459	653,445
	Wolseley Plc (a)	19,874	397,814
	Xstrata Plc	132,419	2,361,831

			153,394,865

	Total Common Stocks - 95.9%		718,368,836

	Preferred Securities

	Preferred Stocks

Germany - 0.2%	Henkel KGaA, 1.75%	13,965	733,345
	RWE AG, 3.50%	2,641	235,090
	Volkswagen AG, 4.35%	8,070	761,219

	Total Preferred Securities - 0.2%		1,729,654

	Rights

Australia - 0.0%	Woodside Petroleum Ltd. (Expires 1/29/10)	2,963	7,718

Belgium - 0.0%	Fortis (Expires 7/01/14)	184,182	3

Japan - 0.0%	Dowa Mining Co., Ltd. (Expires 1/29/10)	7,000	-

	Total Rights - 0.0%		7,721

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009	(Percentages shown are based on Net Assets)

Country	Warrants (b)	Shares	Value

France - 0.0%	Fonciere Des Regions (Expires 12/31/10)	1,915	$1,617

Italy - 0.0%	Mediobanca SpA (Expires 3/18/11)	38,564	1
	Unione Di Banche Italiane ScpA (Expires 6/30/11)	53,164	3,742

			3,743

	Total Warrants - 0.0%		5,360

	Total Long-Term Securities (Cost - $716,040,453) - 96.1%		720,111,571

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17% (c)(d)	6,620,218	6,620,218

	Total Short-Term Securities (Cost - $6,620,218) - 0.9%		6,620,218

	Total Investments
	(Cost - $722,660,671*) - 97.0%		726,731,789
	Other Assets Less Liabilities - 3.0%		22,548,127

	Net Assets - 100.0%		$749,279,916

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$755,115,777

Gross unrealized appreciation	$84,372,030
Gross unrealized depreciation	(112,756,018)

Net unrealized depreciation	$(28,383,988)

(a)	Non-income producing security.

(b)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$6,620,218	$18,139
BlackRock Liquidity Series, LLC Cash Sweep Series	$(11,259,665)	$3,568

(d)	Represents the current yield as of report date.

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

2	Hang Seng Index Futures	Hong Kong	January 2010	$277,554	$5,225
97	OMXS30 Index Futures	Stockholm	January 2010	$1,301,611	(10,248)
146	DJ Euro Stoxx 50	Eurex	March 2010	$6,046,911	173,425
79	FTSE 100 Index Futures	LIFFE	March 2010	$6,742,774	98,525
25	SPI 200 Index Futures	Sydney	March 2010	$2,624,954	114,137
75	TOPIX Index Futures	Tokyo	March 2010	$7,158,072	125,710

Total					$506,774

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	401,000	USD	574,112	UBS AG	1/04/10	$741
GBP	246,000	USD	397,612	UBS AG	1/04/10	(274)
JPY	40,968,000	USD	440,185	UBS AG	1/04/10	(308)
AUD	315,000	USD	287,457	Brown Brothers Harriman & Co.	1/15/10	(4,942)
EUR	8,980,000	USD	13,243,561	Goldman Sachs International	1/15/10	(370,429)
EUR	2,830,000	USD	4,238,803	UBS AG	1/15/10	(181,903)
GBP	5,700,000	USD	9,352,215	Goldman Sachs International	1/15/10	(146,362)
GBP	100,000	USD	162,387	UBS AG	1/15/10	(881)
JPY	513,770,000	USD	5,700,111	Goldman Sachs International	1/15/10	(183,271)
JPY	195,255,000	USD	2,168,918	UBS AG	1/15/10	(72,278)
SEK	6,150,000	USD	865,368	Brown Brothers Harriman & Co.	1/15/10	(5,709)
USD	276,649	AUD	315,000	UBS AG	1/15/10	(5,866)
USD	3,718,021	EUR	2,552,000	Goldman Sachs International	1/15/10	59,643
USD	10,939,441	EUR	7,340,000	UBS AG	1/15/10	417,304
USD	1,709,400	GBP	1,050,000	Goldman Sachs International	1/15/10	13,585
USD	3,689,929	GBP	2,265,000	UBS AG	1/15/10	31,814
USD	564,052	JPY	50,020,000	Goldman Sachs International	1/15/10	26,940
USD	4,725,345	JPY	414,175,000	UBS AG	1/15/10	277,952
USD	149,693	SEK	1,095,000	Brown Brothers Harriman & Co.	1/15/10	(3,369)

Total						$(147,613)

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Belgium	$175
Cayman Islands	149,097
France	1,617
Italy	3,743
Japan	90,791
Norway	158,756
Singapore	148,258
Spain	4,771
Switzerland	486,802
Short-Term Securities	6,620,218

Total Level 1	7,664,228

Level 2
Long-Term Investments:
Australia	59,696,816
Austria	2,469,114
Belgium	7,170,629
Bermuda	695,365
Cayman Islands	203,569
Denmark	6,569,630
Finland	8,295,402
France	76,416,724
Germany	58,429,607
Greece	3,857,171
Hong Kong	16,607,378

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009

Valuation Inputs	Investments in Securities

Assets

Ireland	$2,055,881
Italy	24,279,237
Japan	147,877,357
Kazakhstan	257,020
Luxembourg	3,998,531
Netherlands	19,493,821
New Zealand	808,698
Norway	5,231,677
Portugal	2,310,358
Singapore	11,024,714
Spain	33,144,248
Sweden	17,420,607
Switzerland	57,359,127
United Kingdom	153,394,865

Total Level 2	719,067,546

Level 3
Long-Term Investments:
Australia	11
Belgium	3
Ireland	1

Total Level 3	15

Total	$726,731,789

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$517,022	$(10,248)
Level 2	827,979	(975,592)
Level 3	—	—

Total	$1,345,001	$(985,840)

[1] Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments December 31, 2009

          The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Valuation Inputs	Investments in Securities

Balance, as of December 31, 2008	$26,500
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/ depreciation[2]	(1,493)
Net purchases (sales)	12
Net transfers in/out of level 3	(25,004)

Balance, as of December 31, 2009	$15

[2] Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations. The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $12.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master International Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2009, and for the year then ended and have issued our report thereon dated February 24, 2010 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Master LLC’s Schedule of Investments (the “Schedule”) as of December 31, 2009 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Master LLC’s management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Master LLC referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP
February 24, 2010
Princeton, New Jersey

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: February 23, 2010